Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Breeze Holdings Acquisition Corp. [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements

9. Fair Value Measurements

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of June 30, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2025
Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Public Warrants	$5,290,000	$—	$—
Warrant liability - Private Placement Warrants	$—	$2,495,500	$—

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024
Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Public Warrants	$1,955,000	$—	$—
Warrant liability - Private Placement Warrants	$—	$922,250	$—

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers during the six months ended June 30, 2025. The value of the Private Warrants was transferred from Level 3 to Level 2 during the three months ended December 31, 2024.

The Company utilized a back-solve lattice model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of June 30, 2025, and December 31, 2024, are classified as Level 1 due to the use of an observable market quote in an active market under the ticker BRZHW. The quoted prices of the Public Warrants were $0.46 and $0.17 per warrant as of June 30, 2025, and December 31, 2024, respectively.

As of June 30, 2025, and December 31, 2024, the Company determined that utilizing the Modified Black-Scholes model to value the Private Placement Warrants deviated too far from what would be expected if the Private Placement Warrants were publicly traded as the terms of the Public Warrants and Private Placement Warrants are similar. Consequently, the Company used the quoted price of the Public Warrants of $0.46 and $0.17 per warrant as of June 30, 2025, and December 31, 2024, respectively, as a proxy for the fair value of the Private Placement Warrant. Pursuant to ASC 820, since the fair value is being based on the market price of the Public Warrants (which are similar but not identical to the Private Placement Warrants), this is considered a Level 2 input as it is observable, either directly or indirectly, for the Public Warrants but is not a quoted price in an active market for identical items.

The aforementioned warrant liabilities are not subject to qualified hedge accounting.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2023	$705,250	$1,495,000	$2,200,250
Change in valuation inputs or other assumptions	8,137,500	12,995,000	21,132,500
Fair value as of March 31, 2024	8,842,750	14,490,000	23,332,750
Change in valuation inputs or other assumptions	(6,781,250)	(10,695,000)	(17,476,250)
Fair value as of June 30, 2024	$2,061,500	$3,795,000	$5,856,500

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2024	$922,250	$1,955,000	$2,877,250
Change in valuation inputs or other assumptions	976,500	2,070,000	3,046,500
Fair value as of March 31, 2025	1,898,750	4,025,000	5,923,750
Change in valuation inputs or other assumptions	596,750	1,265,000	1,861,750
Fair value as of June 30, 2025	$2,495,500	$5,290,000	$7,785,500

Note 10 — Fair Value Measurements

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability – Public Warrants	$1,955,000	$—	$—
Warrant liability – Private Placement Warrants	$—	$922,250	$—

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability – Public Warrants	$1,495,000	$—	$—
Warrant liability – Private Placement Warrants	$—	$—	$705,250

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The value of the Public Warrants was transferred from Level 1 to Level 3 during the three months ended June 30, 2024, and transferred from Level 3 to Level 1 during the three months ended September 30, 2024, and there were no transfers during the year ended December 31, 2023. The value of the Private Warrants was transferred from Level 3 to Level 2 during the three months ended December 31, 2024, and there were no transfers during the year ended December 31, 2023.

The following table presents information about the Company’s financial assets that were transferred from Level 3 to Level 1:

Level 3 roll forward of Warrant Liability – Public Warrants	For The Year Ended December 31, 2024
Beginning balance	$—
Transfer in	3,795,000
Transfer out	(2,415,000)
Unrealized gain	(1,380,000)
Ending balance	$—
Amount of unrealized gain for the period included in income relating to assets held at the end of the reporting period	$(1,380,000)

The Company utilized a back-solve lattice model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of December 31, 2024 and 2023 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker BRZHW and BREZW, respectively. The quoted price of the Public Warrants was $0.17 and $0.13 per warrant as of December 31, 2024 and 2023, respectively.

The Company utilized a Modified Black-Scholes model to value the Private Placement Warrants as of December 31, 2023, with changes in fair value recognized in the consolidated statement of operations. The estimated fair value of the Private Placement warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The probability of completing the business combination is derived by taking a sample of other special purpose acquisition companies and calculating the implied probability of completion for each company in the sample set. The average and 1st and 3rd quartiles of the implied probability of completion then formulates the basis for the probability utilized for the Company in the models. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

As of December 31, 2024, the Company determined that utilizing the Modified Black-Scholes model to value the Private Placement Warrants deviated too far from what would be expected if the Private Placement Warrants were publicly traded as the terms of the Public Warrants and Private Placement Warrants are similar. Consequently, the Company used the quoted price of the Public Warrants of $0.17 per warrant as of December 31, 2024 as a proxy for the fair value of the Private Placement Warrant. Pursuant to ASC 820, since the fair value is being based on the market price of the Public Warrants (which are similar but not identical to the Private Placement Warrants), this is considered a Level 2 input as it is observable, either directly or indirectly, for the Public Warrants but is not a quoted price in an active market for identical items.

The following table presents information about the Company’s financial assets that were transferred from Level 3 to Level 2:

Level 3 roll forward of Warrant Liability – Private Warrants	For The Year Ended December 31, 2024
Beginning balance	$705,250
Transfer in	—
Transfer out	(922,250)
Unrealized loss	217,000
Ending balance	$—
Amount of unrealized loss for the period included in income relating to assets held at the end of the reporting period	$217,000

The aforementioned warrant liabilities are not subject to qualified hedge accounting.

The following table provides the significant inputs to the Modified Black-Scholes model for the fair value of the Private Placement Warrants:

As of December 31, 2023
Stock price	$11.03
Strike price	$11.50
Probability of completing a Business Combination	6.50%
Dividend yield	—
Term (in years)	5.25
Volatility	11.30%
Risk-free rate	3.84%
Fair value of warrants	$0.13

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2023	$705,250	$1,495,000	$2,200,250
Change in valuation inputs or other assumptions	217,000	460,000	677,000
Fair value as of December 31, 2024	$922,250	$1,955,000	$2,877,250